AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 1997.


                                                       REGISTRATION NOS. 2-81149
                                                                        811-3636
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D. C. 20549
                            ------------------------
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |_|

                        POST-EFFECTIVE AMENDMENT No. 15                    |X|

                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|

                               AMENDMENT No. 16                            |X|

                        (Check appropriate box or boxes)

                            ------------------------

                          THE GUARDIAN STOCK FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                 201 Park Avenue South, New York, New York 10003
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (212) 598-8259

                            ------------------------

                                                         Copy to:
      Richard T. Potter, Jr., Esq.               Cathy G. O'Kelly, Esq.
       c/o The Guardian Insurance           Vedder, Price, Kaufman & Kammholz
        & Annuity Company, Inc.                 222 North LaSalle Street
         201 Park Avenue South                   Chicago, Illinois 60601
       New York, New York 10003
(Name and Address of Agent for Service)

                            ------------------------

            It is proposed that this filing will
            become effective (check appropriate box):

                  |_| immediately upon filing pursuant to paragraph (b)

                  |X| on May 1, 1997 pursuant to paragraph (b)

                  |_| 60 days after filing pursuant to paragraph (a)(1)

                  |_| on (date) pursuant to paragraph (a)(1)

                  |_| 75 days after filing pursuant to paragraph (a)(2)

                  |_| on (date) pursuant to paragraph (a)(2) of Rule 485

            If appropriate, check the following box:

                  |_| this post-effective amendment designates a new effective
                      date for a previously filed post-effective amendment.

                            ------------------------


      The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on February 26, 1997.


================================================================================

                          THE GUARDIAN STOCK FUND, INC.
                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

Form N-1A Item No.                                 Location

Part A

Item 1.   Cover Page............................   Cover
Item 2.   Synopsis..............................   Not Applicable
Item 3.   Condensed Financial Information.......   Financial Highlights
Item 4.   General Description of Registrant.....   Cover Page; Investment
                                                      Objective and Policies;
                                                      Other Information
Item 5.   Management of the Fund................   Fund Management and the
                                                      Investment Adviser;
                                                      Performance of the Fund;
                                                      Other Information
Item 5a.  Management Discussion of Fund
            Performance.........................   Performance Results
Item 6.   Capital Stock and Other Securities....   Dividends; Distributions and
                                                      Taxes; Other Information
Item 7.   Purchase of Securities Being Offered..   Purchase and Redemption of
                                                      Shares; Calculation of Net
                                                      Asset Value
Item 8.   Redemption or Repurchase..............   Purchase and Redemption of
                                                      Shares
Item 9.   Pending Legal Proceedings.............   Not Applicable

Part B

Item 10.  Cover Page............................   Cover Page
Item 11.  Table of Contents.....................   Table of Contents
Item 12.  General Information and History.......   Not Applicable
Item 13.  Investment Objectives and Policies....   Investment Restrictions;
                                                      Special Investment
                                                      Techniques
Item 14.  Management of the Fund................   Fund Management
Item 15.  Control Persons and Principal
            Holders of Securities...............   Guardian Life and Other Fund
                                                      Affiliates
Item 16.  Investment Advisory and
            Other Services......................   Investment Adviser and
                                                     Distributor; Custodian and
                                                     Transfer Agent; Independent
                                                     Auditors and Financial
                                                     Statements
Item 17.  Brokerage Allocation..................   Portfolio Transactions and
                                                      Brokerage
Item 18.  Capital Stock and Other Securities....   Not Applicable
Item 19.  Purchase, Redemption and Pricing
            of Securities Being Offered.........   Not Applicable
Item 20.  Tax Status............................   Not Applicable
Item 21.  Underwriters..........................   Not Applicable
Item 22.  Calculations of Performance Data......   Performance Data
Item 23.  Financial Statements..................   Independent Auditors and
                                                      Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS

                                   May 1, 1997

                          THE GUARDIAN STOCK FUND, INC.

      The Guardian Stock Fund, Inc. (the "Fund") is an open-end investment company (commonly known as a "mutual fund"). Its primary investment objective is long-term growth of capital. The Fund primarily invests in U.S. common stocks and securities which are convertible into such common stocks. Current income is of lesser importance; however, it is expected that long-term growth of capital will be accompanied by growth in income.

      Shares of the Fund are available to the public only through the ownership of variable annuities and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts.

      This Prospectus sets forth important information that a GIAC contractowner should know about the investment policies and operations of the Fund before investing. This Prospectus should be retained for future reference. A Statement of Additional Information, dated May 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A free copy of the Statement of Additional Information may be obtained and further inquiries can be made by calling 1-800-221-3253 or by writing to Guardian Investor Services Corporation(R) ("GISC") at 201 Park Avenue South, New York, New York 10003. GISC is the Fund's investment adviser and the principal underwriter of GIAC's variable annuities and variable life insurance policies.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


                                     GSF-1

                              FINANCIAL HIGHLIGHTS


      The following table provides selected data, total returns and ratios for one share of the Fund, and has been audited by Ernst & Young LLP, independent auditors. This information is supplemented by the Fund's audited financial statements, and their accompanying notes, for the year ended December 31, 1996 which appear in the Fund's 1996 Annual Report to Shareholders. This Annual Report includes further information about the Fund's 1996 performance and the unqualified report of Ernst & Young LLP on the Fund's 1996 financial statements. The 1996 Annual Report is incorporated by reference into the Statement of Additional Information. Free copies of the Statement of Additional Information and the Fund's 1996 Annual Report to Shareholders may be obtained by calling 1-800-221-3253 or by writing to GISC, 201 Park Avenue South, New York, New York 10003.


      Selected data for a share of capital stock outstanding throughout the years indicated:


                                                                            Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                          1996           1995           1994         1993         1992         1991         1990
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period .........................      $34.72         $27.33         $29.00       $25.52       $23.28       $17.85       $21.39
                                        ------         ------         ------       ------       ------       ------        -----
Income from investment
  operations
Net investment income ............        0.53           0.44           0.40         0.58         0.48         0.63         0.69
Net realized and unrealized
  gain/(loss) on investments .....        8.62           9.01          (0.77)        4.47         3.97         5.74        (3.13)
                                        ------         ------         ------       ------       ------       ------        -----
Net increase/(decrease) from
  investment operations ..........        9.15           9.45          (0.37)        5.05         4.45         6.37        (2.44)
                                        ------         ------         ------       ------       ------       ------        -----
Distributions to shareholders
Dividends from net investment
  income .........................       (0.54)         (0.44)         (0.40)       (0.59)       (0.48)       (0.64)       (0.71)
Distributions from net realized
  gain ...........................       (4.74)         (1.62)         (0.90)       (0.98)       (1.73)       (0.30)       (0.39)
                                        ------         ------         ------       ------       ------       ------        -----
Total distributions ..............       (5.28)         (2.06)         (1.30)       (1.57)       (2.21)       (0.94)       (1.10)
                                        ------         ------         ------       ------       ------       ------        -----
Net asset value, end of
  period .........................      $38.59         $34.72         $27.33       $29.00       $25.52       $23.28       $17.85
                                        ======         ======         ======       ======       ======       ======       ======
Total return* ....................       26.90%         34.65%         (1.27%)      19.96%       20.07%       35.96%      (11.85%)
                                        ======         ======         ======       ======       ======       ======       ======

Ratios/supplemental data:
Net assets, end of period
  (000's omitted) ................  $2,226,728     $1,615,271     $1,038,991     $869,116     $537,354     $380,962     $256,039
Ratio of expenses to average
  net assets .....................        0.53%          0.53%          0.53%        0.54%        0.55%        0.56%        0.57%
Ratio of net investment income
  to average net assets ..........        1.50%          1.39%          1.49%        2.20%        2.14%        3.07%        3.66%
Portfolio turnover rate ..........          66%            78%            53%          45%          62%          51%          54%
Average rate of commissions paid**    $0.0470



                                           Year Ended December 31,
----------------------------------------------------------------------
                                        1989         1988         1987
----------------------------------------------------------------------
Net asset value, beginning of
  period .........................    $19.18       $16.35       $17.15
                                      ------       ------       ------
Income from investment
  operations
Net investment income ............      0.84         0.52         0.33
Net realized and unrealized
  gain/(loss) on investments .....      3.61         2.80         0.06
                                      ------       ------       ------
Net increase/(decrease) from
  investment operations ..........      4.45         3.32         0.39
                                      ------       ------       ------
Distributions to shareholders
Dividends from net investment
  income .........................     (0.90)       (0.49)       (0.43)
Distributions from net realized
  gain ...........................     (1.34)        --          (0.76)
                                      ------       ------       ------
Total distributions ..............     (2.24)       (0.49)       (1.19)
                                      ------       ------       ------
Net asset value, end of
  period .........................    $21.39       $19.18       $16.35
                                      ======       ======       ======
Total return* ....................     23.55%       20.37%        1.87%
                                      ======       ======       ======

Ratios/supplemental data:
Net assets, end of period
  (000's omitted) ................  $269,950     $172,900     $139,437
Ratio of expenses to average
  net assets .....................      0.57%        0.61%        0.61%
Ratio of net investment income
  to average net assets ..........      4.13%        2.88%        2.08%
Portfolio turnover rate ..........        38%          71%          37%
Average rate of commissions paid**


--------------------------------------------------------------------------------

* Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.



                                     GSF-2

                        INVESTMENT OBJECTIVE AND POLICIES

      The Fund is registered with the SEC as an open-end, diversified, management investment company. It is incorporated in Maryland and commenced its operations in March 1983. The Fund's primary investment objective is to seek long-term growth of capital. Current income is not a specific objective, although it is anticipated that long-term growth of capital will be accompanied by growth in income. The Fund's investment objective is a fundamental policy which cannot be changed without shareholder approval. There is no assurance that the Fund will meet its investment objective, and the Fund cannot eliminate the risk of loss inherent in the ownership of securities by following its investment policies.

      The Fund attempts to meet its objective by normally investing at least 80% of the value of its assets in a diversified portfolio of U.S. common stocks and convertible securities. Convertible securities are bonds or preferred stock issues which may be converted at a specified time and price into shares of common stock of the same or different issuers. Convertible securities are typically senior to common stock in a corporation's capital structure, so they may entail less risk than common stocks. Convertible securities purchased by the Fund will primarily be rated in one of the top four rating categories established by nationally recognized statistical ratings organizations, making them investment grade. However, the Fund may acquire convertible securities without regard to their ratings. See the Statement of Additional Information.

      The Fund employs a proprietary multi-factor stock-scoring system to analyze and evaluate each security which it may purchase, hold or sell. This stock-scoring system is based on quantitative methodologies and is used to identify those securities that represent good relative value in the marketplace and have reasonable prospects for superior relative price performance. GISC uses information from numerous sources and value, momentum and other market factors to modify and refine the stock-scoring system over time.

      GISC, the Fund's investment adviser, can change the proportion of the Fund's assets which are invested in particular companies and industries based on its evaluation of the outlook for specific industries and companies and the economy.

      The Fund typically invests its available cash in repurchase agreements. In a repurchase agreement transaction, the Fund purchases a debt security and obtains a simultaneous commitment from the seller (i.e., a bank or securities dealer) to repurchase the debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized (including the interest earned thereon) by U.S. government securities, bank obligations, cash or cash equivalents and are marked-to-market daily during their respective terms. Costs, delays or losses could result if the seller becomes bankrupt or is otherwise unable to repurchase a security that is subject to a repurchase agreement. To attempt to minimize this risk, the Fund's Board of Directors periodically receives and reviews information about the creditworthiness of banks and securities dealers which enter into repurchase agreements with the Fund. The Fund will not enter into a repurchase agreement which matures in more than seven days if, as a result, more than 10% of its net assets would be invested in illiquid securities.

      From time to time, the Fund may invest up to 5% of its net assets in securities of U.S. or foreign companies which are issued or settled overseas. All such investments will be U.S. dollar denominated. See the Statement of Additional Information. If adverse market conditions necessitate a defensive posture, the Fund may temporarily invest some or all of its assets in debt obligations, including U.S. government securities, investment grade corporate bonds, commercial paper, repurchase agreements and cash equivalents.


                                     GSF-3

                   FUND MANAGEMENT AND THE INVESTMENT ADVISER

      The management and affairs of the Fund are supervised by its Board of Directors. The Board meets regularly to review the Fund's investments, performance, expenses, and other business affairs. The Board elects the Fund's officers. The Board has nine members. Five Directors are not "interested persons" of the Fund, as that term is defined in the Investment Company Act of 1940 ("the 1940 Act"). The names and business experience of the Directors and officers of the Fund are set forth in the Statement of Additional Information.

      GISC serves as investment adviser and provides certain administrative services and facilities necessary to conduct the ongoing business of the Fund. GISC selects, buys and sells securities for the Fund; chooses brokers and dealers to effect the transactions; and negotiates any brokerage commissions. The Fund pays GISC an investment management fee for these services at an annual rate of 0.50% of its average daily net assets. All payments are due on a quarterly basis.


      GISC is located at 201 Park Avenue South, New York, New York 10003. GISC is wholly owned by GIAC, which is, in turn, wholly owned by The Guardian Life Insurance Company of America ("Guardian Life"), a mutual life insurance company organized in the State of New York in 1860. GISC is the investment adviser to six of the eight series funds comprising The Park Avenue Portfolio, The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc., and The Guardian Small Cap Stock Fund, all of which are open-end management investment companies, or series thereof. GISC is the manager of another open-end management investment company and is the co-adviser of a separate account of GIAC. GISC is also the principal underwriter and distributor of The Park Avenue Portfolio and of variable annuities and variable life insurance policies issued by GIAC. See the Statement of Additional Information.

     Charles E. Albers, CFA, President of the Fund, has managed the Fund since its inception in March, 1983. Mr. Albers also manages or co-manages the assets of two series of The Park Avenue Portfolio (The Guardian Park Avenue Fund and The Guardian Park Avenue Small Cap Fund ) and the equity assets of Guardian Life. Mr. Albers is a Senior Vice President of Guardian Life.


                             PERFORMANCE OF THE FUND

      The Fund may, from time to time, provide performance information in advertisements, sales literature or other materials furnished to existing or prospective owners of GIAC's variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. All performance results are historical and are not representative of future results.


      Total return and average annual total return reflect the change in value of an investment in the Fund over a specified period, assuming the reinvestment of all capital gains distributions and income dividends. Average annual total returns show the average change in value for each annual period within a specified period. Total returns, which are not annualized, show the total percentage or dollar change in value over a specified period. Promotional materials relating to the Fund's performance will always at least provide average annual total returns for each of a short (one to four years), medium (five to nine years) and long (ten years or more) period of time.


      The Fund may also compare its performance to other investment vehicles or other mutual funds which have similar investment objectives or programs. Also, the Fund may quote information from secu rities indices or financial and industry or general interest publications in its promotional materials. Additionally, the Fund's promotional materials may contain references to types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal finan-


                                     GSF-4
cial planning, may also be discussed. More information about the Fund's performance is contained in the Fund's Statement of Additional Information and Annual Report. Free copies may be obtained by calling 1-800-221-3253 or by writing to GISC.

                         CALCULATION OF NET ASSET VALUE

      The Fund's net asset value per share ("NAV") is determined as of the earlier of the close of trading on the New York Stock Exchange or 4:00 p.m., Eastern time, on each day on which the New York Stock Exchange is open for business. NAV is calculated by subtracting the Fund's liabilities, including expenses which are accrued daily, from its total assets and dividing the result by the number of shares outstanding. The Fund values its assets at their current market value when market quotations are readily available. If a market value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Short-term securities which mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value. Specific information about how the Fund values certain assets is set forth in the Statement of Additional Information.

                        PURCHASE AND REDEMPTION OF SHARES

      Fund shares are continuously offered to GIAC's separate accounts at the then current NAV. GIAC then offers to its contractowners units in its separate accounts which directly correspond to shares in the Fund. GIAC submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions, or surrender and withdrawal requests which are furnished to GIAC by such contractowners. Contractowners can send such instructions and requests to GIAC at P.O. Box 26210, Lehigh Valley, PA 18002 by first class mail or 3900 Burgess Place, Bethlehem, PA 18017 by overnight or express mail. Payment for redeemed shares will ordinarily be made within three
(3) business days after the Fund receives a redemption order from GIAC. The redemption price will be the NAV next determined after GIAC receives the contractowner's instructions or request in proper form. The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange is restricted, or such Exchange is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its NAV; or as permitted by the SEC.

The accompanying prospectus for a GIAC variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      The Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that it will not be subject to federal income tax on net investment income and net capital gains that are distributed to GIAC's separate accounts. GIAC reinvests all such distributions in additional shares of the Fund at NAV. The Fund typically distributes any net investment income twice each year and any net capital gains once each year. The Fund's Board of Directors can change this policy. Contractowners who own units in a separate account which correspond to shares in the Fund will be notified when distributions are made.

      The Code and its related Treasury Department regulations require mutual funds that are offered through insurance company separate accounts to meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. GISC intends to diversify the Fund's investments in accordance with those requirements. The prospectuses for GIAC's variable


                                     GSF-5
annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

      The foregoing is only a summary of important federal tax law provisions that can affect the Fund. Other federal, state, or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a GIAC variable contract to or from this Fund should consult a qualified tax adviser.

                                OTHER INFORMATION

      Voting Rights. Through its separate accounts, GIAC is the Fund's sole shareholder of record, so, under the 1940 Act, GIAC is deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, GIAC solicits and accepts voting instructions from its contractowners who have allocated or transferred monies for an investment in the Fund as of the record date for the meeting. GIAC then votes the Fund's shares that are attributable to its contractowners' interests in the Fund in accordance with their instructions. GIAC will vote shares for which no instructions are received in the same proportion as it votes shares for which it does receive instructions. GIAC will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

      Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors.

      The Fund is not required to hold annual shareholder meetings, but special meetings may be called to elect or remove directors, change fundamental policies or approve an investment advisory agreement, among other things.

      Availability Of The Fund. The Fund is only available to owners of variable annuities or variable life insurance policies issued by GIAC through its separate accounts. The Fund does not currently foresee any disadvantages to the contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and its Board monitors events for the existence of any material irreconcilable conflict between or among contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investments in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. GIAC will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by contractowners will likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.

      Custodian, Transfer Agent And Dividend Paying Agent. State Street Bank and Trust Company, Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.


                                     GSF-6

                          THE GUARDIAN STOCK FUND, INC.
                 201 Park Avenue South, New York, New York 10003

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1997

--------------------------------------------------------------------------------


      This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of The Guardian Stock Fund, Inc. (the "Fund") dated May 1, 1997. The Prospectus may be obtained without charge either by writing to Guardian Investor Services Corporation(R), 201 Park Avenue South, New York, New York 10003 or by telephoning 1-800-221-3253. Please retain this document for future reference.


                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
Investment Restrictions.....................................................  2

Investment Objective and Policies...........................................  3

Special Investment Techniques...............................................  3

Portfolio Transactions and Brokerage........................................  3

Fund Management.............................................................  4

Guardian Life and Other Fund Affiliates.....................................  7

Investment Adviser..........................................................  7

Performance Data............................................................  8

Calculation of Net Asset Value..............................................  9

Custodian and Transfer Agent................................................ 10

Legal Opinions.............................................................. 10

Independent Auditors and Financial Statements............................... 10

                             INVESTMENT RESTRICTIONS

      The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined by the Investment Company Act of 1940, as amended (the "1940 Act"), the vote of a majority of the outstanding voting securities of the Fund means the lesser of the vote of (a) 67 percent of the shares of the Fund at a meeting where more than 50 percent of the outstanding voting shares are present in person or by proxy, or (b) more than 50 percent of the outstanding voting shares of the Fund. All percentage restrictions on investments apply when an investment is made. A later increase or decrease beyond a specified limit that results from a change in value or net assets shall not constitute a violation of the applicable restriction. The following investment restrictions provide that the Fund may not:

      1. Purchase any security other than those discussed under "Investment Objective and Policies," as set forth in the Prospectus;

      2. Invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction does not apply to any obligation issued or guaranteed by the United States Government, its agencies or instrumentalities;

      3. Borrow money, except that the Fund may borrow from banks up to 5% of the value of its total assets as a temporary measure for extraordinary or emergency needs and not for investment purposes, such as enabling the Fund to meet redemption requests which might otherwise require the sale of portfolio securities at a time when it is not in the Fund's best interests;

      4. Mortgage, pledge or hypothecate more than 5% of the value of its total assets and then only to secure borrowings effected within the above restriction;

      5. Make loans of money, except through the purchase of debt obligations and repurchase agreements in which the Fund may invest, consistent with its investment objectives and policies, provided that repurchase agreements maturing in more than seven days, when taken together and at current value, may not exceed 10% of the Fund's net assets;

      6. Purchase any securities other than the obligations of U.S. branches of domestic banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry (there is no limitation as to investments in obligations issued by U.S. branches of domestic banks or in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities);

      7. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. (This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.);

      8. Invest more than 5% of the value of its total assets in warrants or more than 2% of such value in warrants which are not listed on the New York or American Stock Exchanges, except that warrants attached to other securities are not subject to these limitations;

      9. Invest more than 10% of the value of its total assets in securities that are not readily marketable or which are restricted as to disposition under the federal securities laws or otherwise. This restriction will apply to repurchase agreements maturing in more than seven days. This restriction will also apply to securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the Fund's portfolio. To the extent that securities received under these circumstances, together with other unmarketable securities, exceed 10% of the value of the Fund's total assets, the Fund will attempt to dispose of them in an orderly fashion in order to reduce its holdings in such securities to less than 10%;

      10. Engage in the underwriting of the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the Securities Act of 1933 in selling portfolio securities;

      11. Purchase securities issued by any other investment company;

      12. Purchase securities on margin or sell securities short, or participate on a joint or a joint and several basis in any trading account in securities;

      13. Write, purchase or sell puts, calls, or combinations thereof;

      14. Purchase or sell commodities or commodity contracts;

      15. Purchase or sell real estate (although it may purchase securities of issuers that engage in real estate operations), securities that are secured by interests in real estate, or securities that represent interests in real estate, including real estate investment trusts;

      16. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

      17. Purchase or retain the securities of any issuer if, to the knowledge of the Fund, the officers, directors and employees of the Fund or of the Adviser who individually own more than 11/42 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer;

      18. Purchase securities for the purpose of exercising control over another company; and

      19. Issue any senior securities (except for borrowing subject to the restrictions set forth under Investment Restriction 3, above).

                        INVESTMENT OBJECTIVE AND POLICIES

      As described in the Prospectus, the Fund is permitted to invest in convertible securities. Convertible securities are bonds or preferred stock issues which may be converted at a stated price within a specified period of time into a specific number of shares of common stock of the same or a different issuer. Convertible securities also have characteristics similar to non-convertible debt securities in that they ordinarily provide income with generally higher yields than those of common stock of the same or a similar issuer. However, convertible securities are usually subordinated to non-convertible debt securities. Convertible securities carry the potential for capital appreciation should the value of the underlying common stock increase, but they are subject to a lesser risk of a decline in value, relative to the underlying common stock, due to their fixed-income nature. Due to the conversion feature, however, the interest rate or dividend rate on convertible securities is generally less than would be the case if the securities were not convertible.

      In evaluating a convertible security for the Fund, Guardian Investor Services Corporation ("GISC") looks primarily at the attractiveness of the underlying common stock and at the fundamental business strengths of the issuer. Other factors considered by GISC include the yield of the convertible security in relation to the yield of the underlying common stock, the premium over investment value and the degree of call protection.

                          SPECIAL INVESTMENT TECHNIQUES

      From time to time, the Fund may invest in U.S. dollar-denominated securities of domestic (U.S.) or foreign companies which are issued and settled overseas. Investing overseas involves different and additional investment risks from investing in the U.S. For example: (1) there may be less publicly available or less reliable information about foreign companies and such companies may be subject to less regulation and supervision than U.S. companies; (2) foreign stock exchanges and brokers may be subject to less governmental regulation than similar U.S. entities; (3) securities of foreign companies may be less liquid or more volatile than securities of U.S. companies; (4) foreign companies may not be subject to the same accounting, auditing, examination and recordkeeping requirements which are imposed on U.S. companies; and (5) securities issued by foreign companies may be adversely affected by political or economic unrest, restrictions on the flow of international capital, withholding taxes on interest or dividend income, expropriation, nationalization, confiscatory taxation, investment or currency exchange controls, or other foreign governmental laws or restrictions applicable to the payment of such securities. In addition, the time period for settlement of transactions in foreign securities may be longer than the corresponding period for settlement of transactions in domestic securities. It may also be more difficult to obtain and enforce judgments against foreign entities.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      GISC currently serves as investment adviser to several other Guardian-sponsored mutual funds and may act as investment adviser to others in the future. GISC allocates purchase and sale transactions among the Fund and its other mutual fund clients as it deems equitable. GISC is also registered with the Securities and Exchange Commission ("SEC") and the National Association of Securities Dealers, Inc. as a broker-dealer. GISC has no formula for the distribution of brokerage business when it places orders to buy and sell approved investments. For over-the-counter transactions, GISC will attempt to deal with a primary market maker unless better prices and execution are available elsewhere. In allocating portfolio transactions to different brokers, GISC gives consideration to brokers whom it believes can obtain the best price and execution of orders, and to brokers who furnish statistical data, research and other factual information. GISC is authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if GISC considers that the commissions it pays for brokerage, research services and other statistical data are appropriate and reasonable for the services rendered. The research services and statistical data which GISC receives in connection with the Fund's portfolio transactions may be used by GISC to benefit its other clients and will not necessarily be used in connection with the Fund.

      For the years ended December 31, 1993, 1994 and 1995, the Fund paid brokerage commissions of $1,087,690, $648,362 and $2,410,364, respectively. Brokerage commissions increased significantly in 1995 because the Fund experienced very favorable inflows from GIAC contractowners, which increased investment opportunities. The Fund's portfolio turnover rates for the years ended December 31, 1993, 1994 and 1995 were 45%, 53% and 78%, respectively. Changes in the Fund's portfolio turnover rate do not indicate any change in the investment policy. GISC does not participate in commissions paid by the Fund to other brokers or dealers and does not knowingly receive any reciprocal business directly or indirectly as a result of paying commissions to other brokers or dealers.

                                 FUND MANAGEMENT


      The directors and officers of the Fund are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 201 Park Avenue South, New York, New York 10003 unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is comprised of (1) the Fund, (2) The Guardian Bond Fund, Inc., (3) The Guardian Cash Fund, Inc., (4) The Park Avenue Portfolio (a series trust that issues its shares in eight series) and (5) GIAC Funds, Inc. (formerly GBG Funds, Inc.) (a series fund that issues its shares in three series).


Name and Address                     Title                 Business History
----------------                     -----                 ----------------


CHARLES E. ALBERS (56)             President           Senior Vice President,
                                                       The Guardian Life
                                                       Insurance Company of
                                                       America. Vice President,
                                                       Equity Securities, The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.
                                                       Executive Vice President
                                                       of Guardian Investor
                                                       Services Corporation and
                                                       Guardian Asset Management
                                                       Corporation. Officer of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

JOHN C. ANGLE* (73)                Director            Retired. Former Chairman
3800 South 42nd Street                                 of the Board and Chief
Lincoln, Nebraska 68506                                Executive Officer, The
                                                       Guardian Life Insurance
                                                       Company of America;
                                                       Director 1/78-present.
                                                       Director (Trustee) of
                                                       Guardian Investor
                                                       Services Corporation from
                                                       6/82-2/96 and The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

JOSEPH A. CARUSO (45)              Secretary           Vice President and
                                                       Corporate Secretary, The
                                                       Guardian Life Insurance
                                                       Company of America
                                                       3/96-present; Second Vice
                                                       President and Corporate
                                                       Secretary 1/95-2/96;
                                                       Corporate Secretary
                                                       10/92-12/94; Assistant
                                                       Secretary prior thereto.
                                                       Secretary, The Guardian
                                                       Insurance & Annuity
                                                       Company, Inc., Guardian
                                                       Investor Services
                                                       Corporation, Guardian
                                                       Asset Management
                                                       Corporation, Guardian
                                                       Baillie Gifford Limited
                                                       and various mutual funds
                                                       within the Guardian Fund
                                                       Complex.


----------
* Director who is deemed to be an "interested person" under the 1940 Act.

Name and Address                     Title                 Business History
----------------                     -----                 ----------------


FRANK J. FABOZZI, PH.D. (48)       Director            Adjunct Professor of
858 Tower View Circle                                  Finance, School of
New Hope, Pennsylvania 18938                           Management -- Yale
                                                       University 2/94-present;
                                                       Visiting Professor of
                                                       Finance and Accounting,
                                                       Sloan School of
                                                       Management --
                                                       Massachusetts Institute
                                                       of Technology prior
                                                       thereto. Editor, Journal
                                                       of Portfolio Management.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex. Director
                                                       (Trustee) of various
                                                       closed-end investment
                                                       companies sponsored by
                                                       Blackstone Financial
                                                       Management.

ARTHUR V. FERRARA* (66)            Director            Retired. Chairman of the
70 Baldwin Farms South                                 Board and Chief Executive
Greenwich, CT 06831                                    Officer, The Guardian
                                                       Life Insurance Company of
                                                       America 1/93-12/95;
                                                       President and Chief
                                                       Executive Officer prior
                                                       thereto; Director
                                                       1/81-present. Director
                                                       (Trustee) of Guardian
                                                       Investor Services
                                                       Corporation, Guardian
                                                       Asset Management
                                                       Corporation, The Guardian
                                                       Insurance & Annuity
                                                       Company, Inc. and various
                                                       mutual funds within the
                                                       Guardian Fund Complex.

LEO R. FUTIA* (77)                 Director            Retired. Former Chairman
18 Interlaken Road                                     of the Board and Chief
Greenwich, Connecticut 06830                           Executive Officer, The
                                                       Guardian Life Insurance
                                                       Company of America;
                                                       Director 5/70-present.
                                                       Director (Trustee) of The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.,
                                                       Guardian Investor
                                                       Services Corporation, and
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex. Director
                                                       (Trustee) of various
                                                       mutual funds sponsored by
                                                       Value Line, Inc.

WILLIAM W. HEWITT, JR. (68)        Director            Retired. Former Executive
P.O. Box 2359                                          Vice President, Shearson
Princeton, New Jersey 08543                            Lehman Brothers, Inc.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

THOMAS R. HICKEY, JR. (44)         Vice President      Vice President, Equity
                                                       Operations, The Guardian
                                                       Life Insurance Company of
                                                       America 3/92-present;
                                                       Vice President,
                                                       Administration, The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.
                                                       Vice President, Guardian
                                                       Investor Services
                                                       Corporation and various
                                                       mutual funds within the
                                                       Guardian Fund Complex.

ANN T. KEARNEY (45)                Controller          Second Vice President,
                                                       Group Pensions, The
                                                       Guardian Life Insurance
                                                       of America 1/95 to
                                                       present; Assistant Vice
                                                       President and Equity
                                                       Controller 6/94-12/94;
                                                       Assistant Controller
                                                       prior thereto. Second
                                                       Vice President of the
                                                       Guardian Insurance &
                                                       Annuity Company, Inc. and
                                                       Guardian Investor
                                                       Services Corporation.
                                                       Controller of various
                                                       mutual funds within the
                                                       Guardian Fund Complex.

SIDNEY I. LIRTZMAN, PH.D. (65)     Director
38 West 26th Street
New York, New York 10010

                                                       Professor of Management
                                                       9/67-present and Acting
                                                       Dean of the School of
                                                       Business Management
                                                       2/95-present, City
                                                       University of New York --
                                                       Baruch College.
                                                       President, Fairfield
                                                       Consulting Associates,
                                                       Inc.; Director (Trustee)
                                                       of various mutual funds
                                                       within the Guardian Fund
                                                       Complex.


----------
* Director who is deemed to be an "interested person" under the 1940 Act.

Name and Address                     Title                 Business History
----------------                     -----                 ----------------


NIKOLAOS D. MONOYIOS (47)          Vice President      Vice President, Equity
                                                       Securities, The Guardian
                                                       Life Insurance Company of
                                                       America. Vice President,
                                                       Guardian Investor
                                                       Services Corporation,
                                                       Guardian Asset Management
                                                       Corporation and The Park
                                                       Avenue Portfolio.

JOHN B. MURPHY (52)                Treasurer           Second Vice President,
                                                       Equity Securities, The
                                                       Guardian Life Insurance
                                                       Company of America.
                                                       Second Vice President,
                                                       The Park Avenue
                                                       Portfolio.

FRANK L. PEPE (54)                 Vice President      Vice President and Equity
                                                       Controller, The Guardian
                                                       Life Insurance Company of
                                                       America 1/96-present;
                                                       Second Vice President and
                                                       Equity Controller prior
                                                       thereto. Vice President
                                                       and Controller, The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc. and
                                                       Guardian Investor
                                                       Services Corporation.
                                                       Officer of various mutual
                                                       funds within the Guardian
                                                       Fund Complex.

RICHARD T. POTTER, JR. (42)        Counsel             Vice President and Equity
                                                       Counsel, The Guardian
                                                       Life Insurance Company of
                                                       America 1/96-present;
                                                       Second Vice President and
                                                       Equity Counsel
                                                       1/93-12/95; Counsel prior
                                                       thereto. Counsel, The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.,
                                                       Guardian Investor
                                                       Services Corporation,
                                                       Guardian Asset Management
                                                       Corporation and various
                                                       mutual funds within the
                                                       Guardian Fund Complex.

JOSEPH D. SARGENT*. (59)           Director            President, Chief
                                                       Executive Officer and
                                                       Director, The Guardian
                                                       Life Insurance Company of
                                                       America, since 1/96;
                                                       President and Director
                                                       1/93 to 12/95. Executive
                                                       Vice President prior
                                                       thereto. Director
                                                       (Trustee) of The Guardian
                                                       Insurance & Annuity
                                                       Company, Inc., Guardian
                                                       Investor Services
                                                       Corporation and various
                                                       mutual funds within the
                                                       Guardian Fund Complex.

CARL W. SCHAFER (61)               Director            President, Atlantic
P.O. Box 1164                                          Foundation (charitable
Princeton, New Jersey 08542                            foundation supporting
                                                       mainly oceanographic
                                                       exploration and
                                                       research). Director of
                                                       Roadway Express
                                                       (trucking), Evans
                                                       Systems, Inc. (a motor
                                                       fuels, convenience store
                                                       and diversified company),
                                                       Hidden Lake Gold Mines
                                                       Ltd. (gold mining),
                                                       Electronic Clearing
                                                       House, Inc. (financial
                                                       transactions processing),
                                                       Wainoco Oil Corporation
                                                       and Nutraceutrix Inc.
                                                       (biotechnology). Chairman
                                                       of the Investment
                                                       Advisory Committee of the
                                                       Howard Hughes Medical
                                                       Institute 1985-1992.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex. Director
                                                       (Trustee) of various
                                                       mutual funds sponsored by
                                                       Mitchell Hutchins Asset
                                                       Management, Inc. and
                                                       PaineWebber, Inc.

ROBERT G. SMITH, PH.D. (64)        Director            President, Smith
132 East 72nd Street                                   Affiliated Capital Corp.
New York, New York 10028                               Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.


----------
* Director who is deemed to be an "interested person" under the 1940 Act.

      The Fund pays Directors who are not "interested persons" directors' fees of $350 per meeting and an annual retainer of $500. Directors who are "interested persons," except Mr. Sargent, receive the same fees, but they are paid by GISC. Mr. Sargent receives no compensation for his services as a Fund Director. All officers of the Fund are employees of Guardian Life; they receive no compensation from the Fund.


      Each Fund Director is also a director of The Guardian Bond Fund, The Guardian Cash Fund and GIAC Funds, Inc. (formerly GBG Funds, Inc.), a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Fund, and a trustee of The Park Avenue Portfolio, a series trust consisting of The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Cash Management Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. The Fund and the other funds named in this paragraph are a "Fund Complex" for purposes of the federal securities laws. The following table provides information about the compensation paid by the Fund and the Fund Complex to the Fund's Directors for the year ended December 31, 1996.


                               Compensation Table*

                                                                                        Total Compensation
                                Aggregate       Accrued Pension or       Estimated       from the Fund and
                              Compensation      Retirement Benefits   Annual Benefits    Other Members of
Name and Title               From the Fund**     Paid by the Fund     Upon Retirement   the Fund Complex**
--------------               ---------------     ----------------     ---------------   ------------------

Frank J. Fabozzi
  Director                       $2,500                 N/A                  N/A             $28,600

William W. Hewitt, Jr.
  Director                        2,500                 N/A                  N/A              35,300

Sidney I. Lirtzman
  Director                        2,500                 N/A                  N/A              35,300

Carl W. Schafer
  Director                        2,500                 N/A                  N/A              35,300

Robert G. Smith
  Director                        2,500                 N/A                  N/A              35,300


* Directors who are "interested persons" of the Fund are not compensated by the Fund, so information about their compensation is not included in this table.

** Includes compensation paid to attend meetings of the Board's Audit
   Committee.

      The Fund's officers and directors had an aggregate interest of less than 1% in the Fund's outstanding shares as of April 1, 1997.


                     GUARDIAN LIFE AND OTHER FUND AFFILIATES


      As of April 1, 1997, The Guardian Insurance & Annuity Company, Inc. ("GIAC") owned 100% of the Fund's outstanding shares. Such shares were allocated among separate accounts established by GIAC. GIAC is a wholly owned subsidiary of Guardian Life. The executive offices of GIAC and Guardian Life are located at 201 Park Avenue South, New York, New York 10003.


                               INVESTMENT ADVISER

      Under the investment advisory agreement between the Fund and GISC, GISC furnishes investment advice and provides or pays for certain of the Fund's administrative costs. Among other things, GISC pays the fees and expenses of the Fund Directors who are interested persons under the 1940 Act. Under the investment advisory agreement, GISC has also agreed to assume those operating expenses of the Fund (excluding interest charges and income, franchise and other taxes) which exceed one percent (1%) of the Fund's average daily net assets for any fiscal year. For the year ended December 31, 1995, the ratio of operating expenses to average daily net assets of the Fund did not exceed 1%, so GISC was not obligated to assume any such expenses. From time to time, GISC may, at its discretion, assume certain of the Fund's ordinary operating expenses when they are less than 1% of average daily net assets.


      For the years ended December 31, 1994, 1995 and 1996, the Fund paid GISC $4,755,723, $6,731,656, and $9,077,501 respectively, under the investment advisory agreement.

      The investment advisory agreement between the Fund and GISC will continue in full force and effect from year to year so long as its continuance is specifically approved at least annually by vote of a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of the Directors who are not parties to the agreement or "interested persons" of the Fund or of GISC, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment, and may be terminated without penalty at any time by either party upon 60 days' written notice.

      If the investment advisory agreement is terminated and it is not replaced by an agreement with another affiliate of Guardian Life, the Fund's continued use of the name "The Guardian Stock Fund, Inc." is subject to the approval of Guardian Life, because Guardian Life maintains the exclusive ownership interest of the service mark "The Guardian Stock Fund, Inc."

      A service agreement between GISC and Guardian Life provides that Guardian Life will furnish the office space, clerical staff, services and facilities which GISC needs to perform under the investment advisory agreement. GISC's officers are salaried employees of Guardian Life; they receive no compensation from GISC. GISC reimburses Guardian Life for its expenses under the service agreement.

                                PERFORMANCE DATA

      As described in the Prospectus, the Fund may state its cumulative total return and average annual total return in advertisements, sales materials and communications with existing or prospective owners of GIAC's variable contracts. "Cumulative total returns" and "average annual total returns" measure both net investment income and realized and unrealized appreciation or depreciation for a specified period, assuming reinvestment of capital gains distributions and income dividends. Average annual total returns are annualized, so they show the average annual percentage change over the specified period. Cumulative total returns are not annualized, so they show the aggregate percentage or dollar value change over the specified period.

      The tables below show the Fund's returns for the periods noted. These figures reflect the reinvestment of all capital gains distributions and income dividends paid by the Fund, and the deduction of all Fund expenses. The actual returns for owners of GIAC's variable annuities or variable life insurance policies will be lower to reflect the effects of charges deducted under the terms of the specific contracts.


                                         Guardian
                                        Stock Fund
      Year Ended December 31,          Total Return
      ______________________            ___________
      1983*.......................        10.28 %
      1984........................        10.79 %
      1985........................        32.01 %
      1986........................        17.10 %
      1987........................         1.87 %
      1988........................        20.37 %
      1989........................        23.55 %
      1990........................       (11.85)%
      1991........................        35.96 %
      1992........................        20.07 %
      1993........................        19.96 %
      1994........................        (1.27)%
      1995........................        34.65 %
      1996........................        26.90 %

                                                                  Cumulative and
                                                                  Average Annual
      Period Ended December 31, 1996                               Total Returns
      -----------------------------                                ------------
      Lifetime Total Return of the Fund*........................      733.30%
        Average Annual Lifetime Total Return of the Fund........       16.72%
      Ten-Year Total Return.....................................      341.17%
        Average Annual Ten-Year Total Return....................       16.00%
      Five-Year Total Return....................................      142.99%
        Average Annual Five-Year Total Return...................       19.43%
      One-Year Total Return.....................................       26.90%


----------
* Beginning April 13, 1983 (commencement of Fund's investment operations).

      Stock prices fluctuated during the periods covered by the tables and the results illustrated above are not representative of future performance.

      The Fund uses the following standardized formula prescribed by the SEC to compute its average annual total return.

                                 P(1 + T)^n = ERV
      Where:   P     = a hypothetical initial purchase order of $1,000 (No
                       sales load is deducted as Fund shares are sold at net asset value
               T     = average annual total return
               n     = number of years
               ERV   = ending redeemable value of the hypothetical $1,000
                       purchase at the end of the period

      Total return is calculated in a similar manner, except the results are not annualized.

      The following example shows the average annual total return performance of the Fund for the periods indicated by showing the average annual percentage change for each period and the ending redeemable value of a $1,000 investment. The example takes into account all Fund expenses and assumes reinvestment of all capital gains distributions and income dividends, but does not take into account charges deducted under the terms of GIAC's variable contracts or federal income taxes and tax penalties that may be incurred when distributions are made from such variable contracts.

                                                            % Change     ERV
                                                            ---------    ----

      For the year ended December 31, 1996................    26.90%   $1,269.00
      For the 5 years ended December 31, 1996.............    19.43%   $2,429.90
      For the 10 years ended December 31, 1996............    16.60%   $4,411.70
      For the life of the Fund through December 31, 1996..    16.72%   $8,333.00


      The Fund may also compare its performance to that of other mutual funds with similar investment objectives or programs and may quote information from financial and industry or general interest publications in its promotional materials. Additionally, the Fund's promotional materials may contain references to types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed.

      Performance calculations contained in reports by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, The WM Company, Variable Annuity & Research Data Service or industry or financial publications of general interest such as Business Week, Financial World, Forbes, Financial Times, The Wall Street Journal, The New York Times, Barron's and Money which may be quoted by the Fund are often based upon changes in net asset value with all dividends reinvested and may not reflect the imposition of charges deducted under the terms of GIAC's variable contracts.

      The Fund's performance figures are based upon historical results and do not represent future performance. Returns on net asset value will fluctuate. Factors affecting the Fund performance include general market conditions, operating expenses and investment management. Shares of the Fund are redeemable by GIAC on behalf of GIAC contractowners at net asset value, which may be more or less than original cost.

                         CALCULATION OF NET ASSET VALUE

      The Fund's net asset value per share is determined as of the earlier of 4:00 p.m. Eastern time or the close of trading on the NYSE on each day on which the NYSE is open for business. The net asset value per share is calculated by adding the value of all securities, cash or other assets, subtracting liabilities, dividing the remainder by the number of shares outstanding and adjusting the results to the nearest full cent per share.

      The calculation of the Fund's net asset value may not occur contemporaneously with the determination of the value of any foreign securities included in such calculation because trading on foreign exchanges may not take place every day the NYSE is open and the NYSE may be closed when foreign exchanges are open for business.

      Securities Valuations. Securities which are listed or traded on any securities exchange or on the NASDAQ National Market System are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked price in the over-the-counter market. Certain debt securities may be valued each business day by an independent pricing service ("Service"). Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service from dealers in such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices for securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Certain debt securities, including securities for which market quotations are not readily available, such as illiquid securities, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Repurchase agreements are carried at cost which approximates market value.

                          CUSTODIAN AND TRANSFER AGENT

      State Street Bank and Trust Company ("State Street Bank"), Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. Portfolio securities purchased for the Fund outside of the U.S. are cleared through foreign depositories and are maintained in the custody of foreign banks and trust companies which are members of State Street Bank's Global Custody Network. State Street Bank and each of the foreign custodial institutions holding portfolio securities of the Fund have been approved by the Board in accordance with regulations under the 1940 Act.

      To the extent required by the SEC, the Board will review at least annually, whether it is in the best interest of the Fund and its shareholders to maintain Fund assets in each foreign custodial institution. However, there can be no assurance that the Fund will not be adversely affected by any non-investment risks associated with holding assets abroad. Such risks may be greater than those associated with holding assets in the U.S.

      State Street Bank is also the Fund's transfer agent and dividend paying agent. As such, State Street Bank issues and redeems shares of the Fund and distributes dividends to the GIAC separate accounts which invest in the Fund's shares on behalf of GIAC's variable contractowners.

      State Street Bank plays no part in formulating the investment policies of the Fund or in determining which portfolio securities are to be purchased or sold by the Fund.

                                 LEGAL OPINIONS

      The legality of the Fund shares described in the Prospectus has been passed upon by Richard T. Potter, Jr., Esq., Vice President and Equity Counsel, The Guardian Life Insurance Company of America, who is also Counsel of the Fund. Federal securities law matters relating to the Fund have been passed upon by the law firm of Vedder, Price, Kaufman & Kammholz of Chicago, Illinois.

                  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS


      The independent auditors of the Fund are Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019. Ernst & Young LLP audited and reported on the financial statements of the Fund which appear in the Fund's Annual Report to Shareholders for the year ended December 31, 1996. That Annual Report is incorporated by reference in this Statement of Additional Information.

                          THE GUARDIAN STOCK FUND, INC.

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)   Financial Statements (incorporated by reference in Part B):

      Schedule of Investments as of December 31, 1996
      Statement of Assets and Liabilities as of December 31, 1996
      Statement of Operations for the Year Ended December 31, 1996
      Statement of Changes in Net Assets for the Years Ended December 31, 1996
          and 1995

      Financial Highlights
      Notes to Financial Statements
      Report of Ernst & Young LLP, Independent Auditors

(b)   Exhibits
      Number      Description
      --------    -----------

       1     -- Articles of Incorporation(3)
       2     -- By-Laws(1)
       3     -- Not Applicable
       4     -- Not Applicable
       5     -- Investment Advisory Agreement(1)
       6(a)  -- Selected Dealers Agreement(1)
       6(b)  -- Distribution Agreement(1)
       7     -- Not Applicable
       8     -- Custodian Agreement2 and Amendment to Custodian Agreement(5)
       9     -- Transfer Agency Agreement(2)
       10(a) -- Opinion and Consent of Counsel(5)
       10(b) -- Consent of Counsel
       11(a) -- Consent of Ernst & Young LLP
       11(b) -- Consent of Vedder, Price, Kaufman & Kammholz
       12    -- Not Applicable
       13    -- Letter from The Guardian Insurance & Annuity Company, Inc. with respect to providing the initial capital for the Registrant(1) 14(a) -- Individual Retirement Account Custodial Agreement(2)
       14(b) -- Defined Contribution Prototype and Trust(2)
       14(c) -- Defined Benefit Pension Plan and Trust(2)
       15    -- Not Applicable
       16(a) -- Powers of Attorney executed by a majority of the Board of
                Directors and certain principal officers of the Fund(4)
       16(b) -- Power of Attorney executed by Frank J. Fabozzi

       16(c) -- Power of Attorney executed by Joseph D. Sargent
       16(d) -- Power of Attorney executed by Carl W. Schafer
       16(e) -- Schedule for Computation of Performance Quotations(4)

       27    -- Financial Data Schedule

----------
(1.) Incorporated by reference to Registrant's filing (Reg. No. 2-81149) of March 29, 1983.
(2.) Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed April 23, 1987.
(3.) Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed March 2, 1988.
(4.) Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed April 22, 1991.
(5.) Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed April 17, 1992.

Item 25. Persons Controlled by or Under Common Control with Registrant



      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of April 1, 1997:

                                                                 Percentage of
                                     State of Incorporation    Voting Securities
              Name of Entity             or Organization             Owned
               ------------            ------------------        -------------
The Guardian Insurance &                    Delaware                 100%
 Annuity Company, Inc.
Guardian Asset Management                   Delaware                 100%
 Corporation
First International Life                    Delaware                 100%
 Insurance Company
Guardian Reinsurance                       Connecticut               100%
 Services Inc.
Physicians Health                           Delaware                  14%
 Services, Inc.
Private Healthcare                          Delaware                  14%
 Systems, Inc.
Managed Dental                             California                100%
 Care, Inc.
The Guardian Baillie Gifford              Massachusetts               30%
  International Fund
The Guardian Investment                   Massachusetts               34%
 Quality Bond Fund
Baillie Gifford                             Maryland                  13%
 International Fund
Baillie Gifford Emerging                    Maryland                  26%
 Markets Fund
The Guardian Tax-Exempt Fund              Massachusetts               84%
The Guardian Asset                                                    17%
 Allocation Fund

      The following list sets forth the persons directly controlled by affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of April 1, 1997:


                                                                 Approximate
                                                            Percentage of Voting
                                                              Securities Owned
                                   Place of Incorporation     by Guardian Life
              Name of Entity           or Organization           Affiliates
               ------------          -------------------       --------------

Guardian Investor Services                New York                  100%
 Corporation
Guardian Baillie Gifford Limited          Scotland                   51%
The Guardian Cash Fund, Inc.              Maryland                  100%
The Guardian Bond Fund, Inc.              Maryland                  100%
The Guardian Stock Fund, Inc.             Maryland                  100%
GIAC Funds, Inc.                          Maryland                  100%


Item 26. Number of Holders of Securities


                                                        Number of Record Holders
                    Title of Class                         as of April 1, 1997
                      -----------                        ----------------------
                     Capital Stock                                  9


Item 27. Indemnification

      Reference is made to Registrant's Articles of Incorporation which have been filed as Exhibit Number 1 to the Registration Statement and are incorporated herein by reference.

Item 28. Business and Other Connections of Investment Adviser


      Guardian Investor Services Corporation ("GISC") acts as the sole investment adviser for The Guardian Stock Fund, Inc., The Guardian Cash Fund, Inc., The Guardian Bond Fund, Inc., and six of the eight series funds comprising The Park Avenue Portfolio, namely: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund and The Guardian Asset Allocation Fund and one of the three series funds comprosing GIAC Funds, Inc. namely The Guardian Small Cap Stock Fund. GISC is also the manager of Gabelli Capital Asset Fund. GISC is also the co-investment adviser for The Guardian Real Estate Account. GISC's principal business address is 201 Park Avenue South, New York, New York 10003. In addition, GISC is the distributor of The Park Avenue Portfolio and variable annuities and variable life insurance policies offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts. These separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Separate Account E and The Guardian Separate Account K are all unit investment trusts registered under the Investment Company Act of 1940, as amended.


      A list of GISC's officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 201 Park Avenue South, New York, New York 10003.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------


Charles E. Albers    Executive Vice           Senior Vice President:
                     President                The Guardian Life Insurance
                                              Company of America.Vice President,
                                              Equity Securities: The Guardian
                                              Insurance & Annuity Company,
                                              Inc.Executive Vice President:
                                              Guardian Asset Management
                                              Corporation.Director, Guardian
                                              Baillie Gifford Limited Officer of
                                              various Guardian-sponsored mutual
                                              funds.


Philip H. Dutter     Director                 Independent Consultant
                                              (self-employed). Director: The
                                              Guardian Life Insurance Company of
                                              America. Director: The Guardian
                                              Insurance & Annuity Company, Inc.

William C. Warren    Director                 Retired.
                                              Director: The Guardian Life
                                              Insurance Company of America.
                                              Director: The Guardian Insurance &
                                              Annuity Company, Inc.


Michele S. Babakian  Vice President           Vice President, Fixed-Income
                                              Securities: The Guardian Life
                                              Insurance Company of America since
                                              1/95; Second Vice President prior
                                              thereto. Vice President: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Vice President:
                                              Guardian Asset Management
                                              Corporation. Officer of various
                                              Guardian-sponsored mutual funds.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------


Arthur V. Ferrara    Director                 Retired. Chairman of the Board and
                                              Chief Executive Officer: The
                                              Guardian Life Insurance Company of
                                              America until 12/95. Director
                                              (Trustee) of The Guardian
                                              Insurance & Annuity Company, Inc.,
                                              and various Guardian-sponsored
                                              mutual funds.

John M. Smith        President &              Executive Vice President: The
                     Director                 Guardian Life Insurance Company of
                                              America since 1/95; Senior Vice
                                              President thereto. Executive Vice
                                              President and Director: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Director: Guardian
                                              Baillie Gifford Limited* and
                                              Guardian Asset Management
                                              Corporation. President: GIAC
                                              Funds, Inc.

Leo R. Futia         Director                 Director: The Guardian Life
                                              Insurance Company of America.
                                              Director: The Guardian Insurance &
                                              Annuity Company, Inc.
                                              Director/Trustee of various
                                              Guardian-sponsored mutual funds.
                                              Director/Trustee of various mutual
                                              funds sponsored by Value Line,
                                              Inc.**


Peter L. Hutchings   Director                 Executive Vice President and Chief
                                              Financial Officer: The Guardian
                                              Life Insurance Company of America.
                                              Director: The Guardian Insurance &
                                              Annuity Company, Inc. Director:
                                              Guardian Asset Management
                                              Corporation.


Ryan W. Johnson      Vice President and       Second Vice President, Equity
                     National Sales Director  Sales: The Guardian Life Insurance
                                              Company of America since 3/95;
                                              Regional Sales Director, Western
                                              Division, for Equity Products
                                              prior thereto.

----------
* Principal business address:1 Rutland Court, Edinburgh EH#3 8EY, Scotland. ** Principal business address:711 Third Avenue, New York, NY 10017.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------


Frank J. Jones       Director                 Executive Vice President and Chief
                                              Investment Officer: The Guardian
                                              Life Insurance Company of America.
                                              Director, Executive Vice President
                                              and Chief Investment Officer: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Director: Guardian
                                              Asset Management Corporation and
                                              Guardian Baillie Gifford Limited.*
                                              Officer of various
                                              Guardian-sponsored mutual funds.

Edward K. Kane       Senior Vice President,   Executive Vice President and
                     & Director               Director: The Guardian Life
                                              Insurance Company of America.
                                              since 1/97. Senior Vice President,
                                              and General Counsel prior thereto.
                                              Senior Vice President, General
                                              Counsel & Director: The Guardian
                                              Insurance & Annuity Company, Inc.
                                              Director: Guardian Asset
                                              Management Corporation.

Joseph D. Sargent    Director                 President, Chief Executive Officer
                                              and Director: The Guardian Life
                                              Insurance Company of America,
                                              since 1/96; President and Director
                                              prior thereto. President, Chief
                                              Executive Officer and Director:
                                              The Guardian Insurance & Annuity
                                              Company, Inc. Director: Guardian
                                              Asset Management
                                              Corporation.Director: Guardian
                                              Baillie Gifford Limited.* Chairman
                                              and Director of various
                                              Guardian-sponsored mutual funds.

Thomas R. Hickey,    Vice President,          Vice President, Equity Operations:
Jr.                                           The OperationsGuardian Life
                                              Insurance Company of America. Vice
                                              President, Administration: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Officer of various
                                              Guardian-sponsored mutual funds.

Nikolaos D. Monoyios Vice President           Vice President, Equity Securities:
                                              The Guardian Life Insurance
                                              Company of America. Vice
                                              President: Guardian Asset
                                              Management Corporation. Officer of
                                              various Guardian-sponsored mutual
                                              funds.


----------
**Principal business address:1 Rutland Court, Edinburgh EH3 8EY, Scotland.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------


Frank L. Pepe        Vice President &         Vice President and Equity
                     Controller               Controller:  The Guardian Life
                                              Insurance Company of America
                                              since 1/96; Second Vice President
                                              and Equity Controller prior
                                              thereto. Vice President and
                                              Controller: The Guardian Insurance
                                              & Annuity Company, Inc. Officer of
                                              various Guardian-sponsored mutual
                                              funds.

Richard T. Potter,   Vice President and       Vice President and Equity Counsel:
Jr.                  Counsel                  The Guardian Life Insurance
                                              Company of America since 1/96;
                                              Second Vice President and Equity
                                              Counsel prior thereto. Counsel:
                                              The Guardian Insurance & Annuity
                                              Company, Inc., Guardian Asset
                                              Management Corporation and various
                                              Guardian-sponsored mutual funds.


Donald P. Sullivan,  Vice President           Second Vice President: The
Jr.                                           Guardian Life Insurance Company of
                                              America since 1/95; Assistant Vice
                                              President prior thereto. Vice
                                              President: The Guardian Insurance
                                              & Annuity Company, Inc.


Kevin S. Alter       Second                   Director, Broker-Dealer
                     Vice President           Operations: The Guardian Life
                                              Insurance Company of America.

Ann T. Kearney       Second Vice              Second Vice President: Group
                     President                Pensions: The Guardian Life
                                              Insurance Company of America since
                                              1/95; Assistant Vice President
                                              prior thereto. Second Vice
                                              President: The Guardian Insurance
                                              & Annuity Company, Inc.


Alexander M. Grant,  Second Vice              Second Vice President:
Jr.                  President                Investments: The Guardian Life
                                              Insurance Company of America since
                                              1/97; Assistant Vice President
                                              3/93-12/96. Officer of various
                                              Guardian-sponsored mutual funds.

Earl Harry           Treasurer                Treasurer: The Guardian Life
                                              Insurance Company of America since
                                              7/96, Assistant Treasurer prior
                                              thereto. Treasurer, The Guardian
                                              Insurance &Annuity Company, Inc.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------


Joseph A. Caruso     Secretary                Vice President and Secretary, The
                                              Guardian Life Insurance Company of
                                              America since 3/96; Second Vice
                                              President and Secretary,
                                              1/95-2/96; Secretary prior
                                              thereto. Officer of various
                                              Guardian-sponsored mutual funds.


Secretary: The Guardian Insurance & Annuity Company, Inc., Guardian Asset Management Corporation, five Guardian-sponsored mutual funds.


Item 29. Principal Underwriters

      (a) GISC is the principal underwriter and distributor of the six series funds comprising The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Guardian Small Cap Stock Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. In addition, GISC is the distributor of variable annuities and variable life insurance policies offered by GIAC through GIAC's separate accounts, The Guardian Real Estate Account, which is not registered as an investment company, and The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Separate Account E and The Guardian Separate Account K, which are all registered as unit investment trusts under the Investment Company Act of 1940, as amended. These latter separate accounts buy and sell shares of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GBG Funds, Inc. on behalf of GIAC's variable contractowners.


      (b) The principal business address of the officers and directors of GISC listed below is 201 Park Avenue South, New York, New York 10003.


                                 Position(s)                     Position(s)
       Name                   with Underwriter                 with Registrant
       -----                   ---------------                  -------------

John M. Smith               President & Director                  None
Arthur V. Ferrara           Director                              Director
Leo R. Futia                Director                              Director
Peter L. Hutchings          Director                              None
Edward K. Kane              Senior Vice President,                None
                             General Counsel & Director
Philip H. Dutter            Director                              None
William C. Warren           Director                              None
Joseph D. Sargent           Director                              Director
Frank J. Jones              Director                              None
Charles E. Albers           Executive Vice President              Vice President
Ryan W. Johnson             Vice President and                    None
                             National Sales Director
Frank L. Pepe               Vice President & Controller           Vice President
Michele S. Babakian         Vice President                        Vice President
Nikolaos D. Monoyios        Vice President                        None
Thomas R. Hickey, Jr.       Vice President                        Vice President
Richard T. Potter, Jr.      Vice President and Counsel            Counsel
Donald P. Sullivan, Jr.     Vice President                        None
Ann T. Kearney              Second Vice President                 Controller
Alexander M. Grant, Jr.     Second Vice President                 Treasurer
Kevin S. Alter              Second Vice President                 None
Donald P. Sullivan, Jr.     Second Vice President                 None
Earl Harry                  Treasurer                             None
Joseph A. Caruso            Secretary                             Secretary


      (c) Not Applicable.

Item 30. Location of Accounts and Records


      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the custodian and the transfer agent for the Registrant, the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. The Registrant's corporate records are maintained by the Registrant at 201 Park Avenue South, New York, New York 10003.

Item 31. Management Services

      None.

Item 32. Undertakings

      Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

      Registrant hereby undertakes to furnish upon request and without charge, a copy of the Registrant's latest Annual Report to Shareholders to each person to whom a copy of the Registrant's prospectus is delivered.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, The Guardian Stock Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 23rd day of April, 1997.


                                        THE GUARDIAN STOCK FUND, INC.


                                        By /s/ THOMAS R. HICKEY, JR.
                                           ------------------------------
                                             Thomas R. Hickey, Jr.
                                                Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/FRANK J. JONES*                            President
-------------------------------------
  Frank J. Jones                              (Principal Executive Officer)


/s/ALEXANDER M. GRANT*                        Treasurer
-------------------------------------
  Alexander M. Grant                          (Principal Financial Officer)


/s/FRANK L. PEPE*                             Controller
-------------------------------------
  Frank L. Pepe                               (Principal Accounting Officer)


/s/JOHN C. ANGLE*                             Director
-------------------------------------
  John C. Angle


/s/FRANK J. FABOZZI                           Director
-------------------------------------
  Frank J. Fabozzi


/s/ARTHUR V. FERRARA*                         Director
-------------------------------------
Arthur V. Ferrara


/s/LEO R. FUTIA*                              Director
-------------------------------------
  Leo R. Futia


/s/WILLIAM W. HEWITT, JR.*                    Director
-------------------------------------
 William W. Hewitt, Jr.


/s/SIDNEY I. LIRTZMAN*                        Director
-------------------------------------
 Sidney I. Lirtzman



/s/JOSEPH D. SARGENT*                         Director
-------------------------------------
  Joseph D. Sargent


/s/CARL W. SCHAFER*                           Director
-------------------------------------
  Carl W. Schafer



/s/ROBERT G. SMITH*                           Director
-------------------------------------
  Robert G. Smith



*By  /s/ THOMAS R. HICKEY, JR.                              Date: April 23, 1997
-------------------------------------
   Thomas R. Hickey, Jr.
      Vice President
 Pursuant to a Power of Attorney

                          THE GUARDIAN STOCK FUND, INC.

                                  Exhibit Index

          Number             Description
          ------             -----------

          10(b)       Consent of Counsel

          11(a)       Consent of Ernst & Young LLP

          11(b)       Consent of Vedder, Price,
                      Kaufman & Kammholz

          16(b)       Power of Attorney executed by Frank J. Fabozzi

          16(c)       Power of Attorney executed by Joseph D. Sargent

          16(d)       Power of Attorney executed by Carl W. Schafer

          27          Financial Data Schedule